Investment Objectives and Goals - Popular Total Return Fund	Jul. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of Popular Total Return Fund, Inc. (the “Fund”) is to seek long-term capital appreciation.
Objective, Secondary [Text Block]	The secondary investment objective of the Fund is to seek current income.